Shareholder Report	12 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Dreyfus Government Cash Management Funds
Entity Central Index Key	0000740766
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
C000250287 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Cash Management
Class Name	BOLD® Future Shares
Trading Symbol	DBFXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BOLD® Future Shares*	$48	0.47%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 48	[1]
Expense Ratio, Percent	0.47%	[1]
Net Assets	$ 164,369,000,000
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 235,135,289
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$164,369	212	$235,135,289

Holdings [Text Block]	Portfolio Holdings (as of 1/31/26 ) Allocation of Holdings (Based on Net Assets)
C000243326 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Cash Management
Class Name	SPARK℠ Shares
Trading Symbol	SPKXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SPARK℠ Shares*	$16	0.16%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 16	[2]
Expense Ratio, Percent	0.16%	[2]
Net Assets	$ 164,369,000,000
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 235,135,289
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$164,369	212	$235,135,289

Holdings [Text Block]	Portfolio Holdings (as of 1/31/26 ) Allocation of Holdings (Based on Net Assets)
C000233952 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Cash Management
Class Name	BOLD® Shares
Trading Symbol	DBLXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
BOLD®Shares*	$16	0.16%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 16	[3]
Expense Ratio, Percent	0.16%	[3]
Net Assets	$ 164,369,000,000
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 235,135,289
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$164,369	212	$235,135,289

Holdings [Text Block]	Portfolio Holdings (as of 1/31/26 ) Allocation of Holdings (Based on Net Assets)
C000223301 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Cash Management
Class Name	Service Shares
Trading Symbol	DGUXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares*	$98	0.96%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 98	[4]
Expense Ratio, Percent	0.96%	[4]
Net Assets	$ 164,369,000,000
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 235,135,289
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$164,369	212	$235,135,289

Holdings [Text Block]	Portfolio Holdings (as of 1/31/26 ) Allocation of Holdings (Based on Net Assets)
C000223302 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Cash Management
Class Name	Wealth Shares
Trading Symbol	DGQXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares*	$43	0.42%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 43	[5]
Expense Ratio, Percent	0.42%	[5]
Net Assets	$ 164,369,000,000
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 235,135,289
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$164,369	212	$235,135,289

Holdings [Text Block]	Portfolio Holdings (as of 1/31/26 ) Allocation of Holdings (Based on Net Assets)
C000000289 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Cash Management
Class Name	Participant Shares
Trading Symbol	DPGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Shares*	$58	0.57%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 58	[6]
Expense Ratio, Percent	0.57%	[6]
Net Assets	$ 164,369,000,000
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 235,135,289
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$164,369	212	$235,135,289

Holdings [Text Block]	Portfolio Holdings (as of 1/31/26 ) Allocation of Holdings (Based on Net Assets)
C000000288 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Cash Management
Class Name	Administrative Shares
Trading Symbol	DAGXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares*	$28	0.27%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 28	[7]
Expense Ratio, Percent	0.27%	[7]
Net Assets	$ 164,369,000,000
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 235,135,289
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$164,369	212	$235,135,289

Holdings [Text Block]	Portfolio Holdings (as of 1/31/26 ) Allocation of Holdings (Based on Net Assets)
C000000286 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Cash Management
Class Name	Investor Shares
Trading Symbol	DGVXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$43	0.42%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 43	[8]
Expense Ratio, Percent	0.42%	[8]
Net Assets	$ 164,369,000,000
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 235,135,289
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$164,369	212	$235,135,289

Holdings [Text Block]	Portfolio Holdings (as of 1/31/26 ) Allocation of Holdings (Based on Net Assets)
C000000287 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Cash Management
Class Name	Institutional Shares
Trading Symbol	DGCXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Government Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$16	0.16%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 16	[9]
Expense Ratio, Percent	0.16%	[9]
Net Assets	$ 164,369,000,000
Holdings Count | Holding	212
Advisory Fees Paid, Amount	$ 235,135,289
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$164,369	212	$235,135,289

Holdings [Text Block]	Portfolio Holdings (as of 1/31/26 ) Allocation of Holdings (Based on Net Assets)
C000000291 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Securities Cash Management
Class Name	Institutional Shares
Trading Symbol	DIPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Government Securities Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares*	$20	0.20%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 20	[10]
Expense Ratio, Percent	0.20%	[10]
Net Assets	$ 4,695,000,000
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 8,785,559
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$4,695	115	$8,785,559

Holdings [Text Block]	Portfolio Holdings (as of 1/31/26 ) Allocation of Holdings (Based on Net Assets)
C000000290 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Securities Cash Management
Class Name	Investor Shares
Trading Symbol	DVPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Government Securities Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares*	$46	0.45%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 46	[11]
Expense Ratio, Percent	0.45%	[11]
Net Assets	$ 4,695,000,000
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 8,785,559
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$4,695	115	$8,785,559

Holdings [Text Block]	Portfolio Holdings (as of 1/31/26 ) Allocation of Holdings (Based on Net Assets)
C000000292 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Securities Cash Management
Class Name	Administrative Shares
Trading Symbol	DAPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Government Securities Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares*	$31	0.30%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 31	[12]
Expense Ratio, Percent	0.30%	[12]
Net Assets	$ 4,695,000,000
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 8,785,559
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$4,695	115	$8,785,559

Holdings [Text Block]	Portfolio Holdings (as of 1/31/26 ) Allocation of Holdings (Based on Net Assets)
C000000293 [Member]
Shareholder Report [Line Items]
Fund Name	Dreyfus Government Securities Cash Management
Class Name	Participant Shares
Trading Symbol	DGPXX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Dreyfus Government Securities Cash Management (the “Fund”) for the period of February 1, 2025 to January 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at
www.dreyfus.com/products/mm.html#overview. You can also request this information by calling 1-800-373-9387 (inside the U.S. only) or by sending an e-mail request to info@bny.com.
Additional Information Phone Number	1-800-373-9387
Additional Information Email	info@bny.com
Additional Information Website	www.dreyfus.com/products/mm.html#overview
Expenses [Text Block]
What were the Fund’s costs for the last year ?
(based on a hypothetical $10,000 investment)
Share Class	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Shares*	$61	0.60%
*
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 61	[13]
Expense Ratio, Percent	0.60%	[13]
Net Assets	$ 4,695,000,000
Holdings Count | Holding	115
Advisory Fees Paid, Amount	$ 8,785,559
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (AS OF 1/31/26 )
Fund Size (Millions)	Number of Holdings	Total Advisory Fee Paid During Period
$4,695	115	$8,785,559

Holdings [Text Block]	Portfolio Holdings (as of 1/31/26 ) Allocation of Holdings (Based on Net Assets)

[1]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[2]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[3]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[4]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[5]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[6]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[7]	During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.
[8]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[9]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[10]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[11]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[12]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.

[13]
During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund’s investment adviser, BNY Mellon Investment Adviser, Inc. If this agreement is not extended in the future, expenses could be higher.